STOCKHOLDERS’ EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 8 – STOCKHOLDERS’ EQUITY

Preferred Stock

Series A Preferred Stock

On June 7, 2022, the Company’s board of directors approved an Amendment to its Articles of Incorporation, to designate 3,000,000 shares of the Series A Preferred, par value $0.0001. The Certificate of Designation became effective in the state of Delaware on January 20, 2023. Each share of Series A Preferred had an initial stated value of $10.00 per share. On August 28, 2023, the Company amended its Series A Preferred Certificate of Designation, to amend the Series A Stated Value to $2.50 per share.

Each share of Series A Preferred was convertible into the number of common shares equal to the Series A Stated Value ($2.50) divided by the Fair Market Value of the common stock. The Fair Market Value is equal to the average of the closing price for the Company’s common stock on a National Market Exchange, for the 20 trading days prior to conversion or in the case of an initial public offering the initial listing price, subject to price protection. Series A Preferred has voting rights equal to the number of common shares into which it may convert. The conversion rights of Preferred Series A were contingent upon the Company’s completion of the initial public offering and/or listing on a National Market Exchange. The holders of the Series A Preferred shall be entitled to a dividend that is payable to the holders of the Company’s common stock as well as certain liquidation rights.

The Series A Preferred were evaluated to determine whether temporary or permanent equity classification on the consolidated balance sheet was appropriate. As per the terms of the Series A Preferred Certificate of Designation, Series A Preferred is not redeemable for cash. As such, the Series A Preferred is classified as permanent equity. The Company concluded that the conversion rights under the Series A Preferred were clearly and closely related to the equity host instrument. Accordingly, the conversion rights feature on the Series A Preferred were not considered an embedded derivative that required bifurcation.

On June 7, 2022, in connection with the acquisition of 100% of the Safe-Pro USA, the Company issued 3,000,000 share of Series A preferred stock. On August 28, 2024, in conjunction with the Company’s initial public offering, the Series A Preferred shares were converted into 1,500,000 shares of common stock.

Series B Preferred Stock

On August 29, 2022, the Company’s board of directors approved an Amendment to its Articles of Incorporation, to designate 3,275,000 shares of the Series B Preferred, par value $0.0001. The Certificate of Designation became effective in the state of Delaware on January 20, 2023. Each share of Series B Preferred had a stated value of $2.00 per share.

Each share of Series B Preferred was convertible into the number of common shares equal to the Series B Stated Value ($2.00) divided by the Fair Market Value of the common stock. The Fair Market Value is equal to the average of the closing price for the Company’s common stock on a National Market Exchange, for the 20 trading days prior to conversion or in the case of an initial public offering the initial listing price, subject to price protection. Series B Preferred has voting rights equal to the number of common shares into which it may convert. The conversion rights of Preferred Series B were contingent upon the Company’s completion of the initial public offering and/or listing on a National Market Exchange. The holders of the Series B Preferred shall be entitled to a dividend that is payable to the holders of the Company’s common stock as well as certain liquidation rights.

On August 29, 2022, in connection with the acquisition of 100% of Airborne Response, the Company issued 3,275,000 share of Series B preferred stock. On August 27, 2024, in conjunction with the Company’s initial public offering, the Series B Preferred shares were converted into 1,310,000 shares of common stock.

SAFE PRO GROUP INC. AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
FOR THE THREE MONTHS ENDED MARCH 31, 2025 AND 2024
(unaudited)

Common stock issued for compensation and services

2025

On February 27, 2025, the Company issued 100,000 restricted stock awards, pursuant to its 2022 Equity Plan, at a fair market value of $3.90, representing the market close on date of issuance. The award was issued to an individual for services. Stock based professional fees in the amount of $390,000 are recorded to Professional fees, on the Company’s unaudited condensed consolidated statement of operations.

On February 28, 2025, the Company issued 400,000 restricted stock awards, pursuant to its 2022 Equity Plan, at a fair market value of $3.88, representing the market close on date of issuance. The award was issued to Mr. Erdberg, the Company’s CEO, as pursuant to his contractual agreement with the Company. Stock based compensation in the amount of $1,552,500 is recorded and is represented in Salary, wages and payroll taxes on the Company’s unaudited condensed consolidated statement of operations.

Also on February 28, 2025, the Company issued 100,000 restricted stock awards, pursuant to its 2022 Equity Plan, at a fair market value of $3.88, representing the market close on date of issuance. The award was issued to an individual for services. Stock based professional fees in the amount of $380,000 are recorded to Professional fees, on the Company’s unaudited condensed consolidated statement of operations.

On March 11, 2025, the Company issued 25,000 restricted stock awards, pursuant to its 2022 Equity Plan, at a fair market value of $3.06, representing the market close on date of issuance. The award was issued to an individual for services. Stock based professional fees in the amount of $76,500 is recorded to Professional fees, on the Company’s unaudited condensed consolidated statement of operations.

On March 20, 2025, the Company issued 12,500 restricted stock awards, outside of its 2022 Equity Plan, at a fair market value of $2.93, representing the market close on date of issuance. The award was issued to individuals for services. Stock based professional fees in the amount of $36,625 is recorded to Professional fees, on the Company’s unaudited condensed consolidated statement of operations.

2024

During the three months ended March 31, 2024, the Company issued 50,000 vested common shares to a director for services rendered pursuant to a January 9, 2024 board of directors’ agreement. The Company valued these common shares at the fair value of $98,000, or $1.96 per share based on sales of common stock units in recent private placements. In connection with these shares, during the three months ended March 31, 2024, the Company recorded stock-based professional fees of $98,000.

Contributed capital

On March 31, 2025, Mr. Borkar, President of Safe-Pro USA and an employee, which is his spouse, agreed to forgive aggregate accrued salary of $64,615, which has been recorded as contributed capital as presented on the condensed consolidated statement of shareholders’ equity. See Note 11.

Representative warrants

In connection with the IPO, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with Dawson James Securities, Inc. Pursuant to the Underwriting Agreement, the Company issued a common stock purchase warrant to the Underwriter for the purchase of 51,000 shares of common stock at an exercise price of $6.25, subject to adjustments (the “Warrant”). The Warrant will be exercisable at any time and from time to time, in whole or in part, during the period commencing on March 1, 2025, and ending on August 28, 2029 and may be exercised on a cashless basis under certain circumstances. The Warrant provides for registration rights (including piggyback rights) and customary anti-dilution provisions (for share dividends and splits and recapitalizations) and anti-dilution protection (adjustment in the price of the Warrant and the number of shares underlying the Warrant) resulting from corporate events (which would include dividends, reorganization, mergers and similar events). The Warrant and the common stock underlying the Warrant were registered as a part of the Registration Statement.

SAFE PRO GROUP INC. AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
FOR THE THREE MONTHS ENDED MARCH 31, 2025 AND 2024
(unaudited)

Warrants

A summary of the status of the Company’s total outstanding warrants and changes during the three months ended March 31, 2025 are as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (1)
Balance Outstanding on December 31, 2024	125,531	$4.09	3.26	$90,952
Issued	12,500	4.07	5.0	-
Balance Outstanding on March 31, 2025	138,031	$4.09	3.20	$23,599
Exercisable, March 31, 2025	125,531	$4.09	3.02	$23,599

For the three months ending March 31, 2025 and 2024, the Company recorded $794 and $0, respectively, for stock-based compensation expense related to warrants. As of March 31, 2025, unamortized stock-based compensation for warrants was $ 14,652 to be recognized through December 31, 2025.

The warrants granted during the three months ended March 31, 2025 were valued using the Black-Scholes option pricing model using the following weighted average assumptions:

March 31, 2025
Expected term, in years	5.0
Expected volatility	54.41%
Risk-free interest rate	4.01%
Dividend yield	-

Warrants issued for Convertible Debt

During March 2024, the Company entered into convertible note agreements with investors pursuant to which the Company issued and sold to the Investors (i) the March 2024 Convertible Notes in the principal amount of $275,001 and (ii) the March 2024 Warrants to purchase up to 85,938 shares of the Company’s common stock at an initial exercise price of $1.00, subject to adjustment.

A summary of the status of the Company’s total outstanding warrants and changes during the three months ended March 31, 2024 is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (1)
Balance Outstanding on December 31, 2023	611,017	$1.00	2.5	$574,356
Issued	85,938	1.00	3.0	-
Balance Outstanding on March 31, 2024	696,955	$1.00	2.3	$669,077
Exercisable, March 31, 2024	696,955	$1.00	2.3	$669,077

(1)	The aggregate intrinsic value on March 31, 2024 was calculated based on the difference between the calculated fair value on March 31, 2024 of $1.96 and the exercise price of the underlying warrants. The aggregate intrinsic value on December 31, 2023 was calculated based on the difference between the calculated fair value on December 31, 2023 of $1.94 and the exercise price of the underlying warrants.

SAFE PRO GROUP INC. AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
FOR THE THREE MONTHS ENDED MARCH 31, 2025 AND 2024
(unaudited)

The Company determined that the warrants do not meet the definition of liability under FASB ASC Topic 480 and therefore classified the warrants as equity instruments.

Options

A summary of the Company’s stock option activity is as follows:

	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Contractual Life (Years)	Intrinsic Value
Outstanding at December 31, 2024	322,500	$3.40	4.97	$138,675
Granted	350,000	7.36	5.00	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Outstanding at March 31, 2025	672,500	5.46	2.56	-

Exercisable at March 31, 2025	236,250	3.91	4.78	-

For the three months ending March 31, 2025 and 2024, the Company recorded $232,918 and $0, respectively, for stock-based compensation expense related to stock options. As of March 31, 2025, unamortized stock-based compensation for stock options was $505,639 to be recognized through September 30, 2026.

The options granted during the three months ended March 31, 2025 were valued using the Black-Scholes option pricing model using the following weighted average assumptions:

March 31, 2025
Expected term, in years	5.0
Expected volatility	55.79%
Risk-free interest rate	4.09%
Dividend yield	-

2022 Equity Incentive Plan

On July 1, 2022, the Company’s Board of Directors authorized and adopted the 2022 Equity Incentive Plan (the “2022 Plan”) and reserved 5,000,000 shares of common stock for issuance thereunder. The 2022 Plan’s purpose is to encourage ownership in the Company by employees, officers, directors and consultants whose long-term service the Company considers essential to its continued progress and, thereby, encourage recipients to act in the stockholders’ interest and share in the Company’s success. The 2022 Plan provides for the issuance of incentive stock options, non-statutory stock options, restricted stock, restricted stock units (“RSUs”), and other stock-based awards. During the year ended December 31, 2024 and 2023, 1,082,500 and 595,000 of the Company’s common shares issued for services, as described above, were issued pursuant to the 2022 Plan, respectively. During the three months ended March 31, 2025, 1,050,000 of the Company’s common shares and options issued for services and compensation, as described above, were issued pursuant to the 2022 Plan. As of March 31, 2025, the Company had 1,472,500 shares available for issuance under the 2022 Plan.

SAFE PRO GROUP INC. AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
FOR THE THREE MONTHS ENDED MARCH 31, 2025 AND 2024
(unaudited)

NOTE 10 – STOCKHOLDERS’ EQUITY

Preferred Stock

Series A Preferred Stock

On June 7, 2022, the Company’s board of directors approved an Amendment to its Articles of Incorporation to designate a series of preferred stock, the Series A Convertible Preferred Stock (the “Series A Preferred”). The Series A Preferred Certificate of Designation became effective on January 20, 2023. The Certificate of Designations established 3,000,000 shares of the Series A Preferred, par value $0.0001. Each share of Series A Preferred has an initial stated value of $10.00 per share. On August 28, 2023, the Company amended its Series A Preferred Certificate of Designation to amend the Series A Stated Value to $2.50 per share (the “Series A Stated Value”).

Each share of Series A Preferred is convertible into the number of common shares equal to the Series A Stated Value divided by the Fair Market Value of the common stock. The Series A Stated Value is $2.50 per share and the Fair Market Value is equal to the average of the closing price for the Company’s common stock on a National Market Exchange, for the 20 trading days prior to conversion or in the case of an initial public offering the initial listing price which is $5.00 per share. Series A Preferred has voting rights equal to the number of common shares into which it may convert. The conversion rights of Preferred Series A were contingent upon the Company’s completion of the initial public offering and/or listing on a National Market Exchange.

The holders of the Series A Preferred shall be entitled to any dividend that is payable to the holders of the Company’s common stock. The holders of the Series A Preferred then outstanding shall first receive, or simultaneously receive, a dividend on each outstanding share of Series A Preferred in an amount at least equal to (i) in the case of a dividend on common stock or any class or series that is convertible into common stock, that dividend per Share of Series A Preferred as would equal the product of (A) the dividend payable on each share of such class or series determined as if all shares of such class or series had been converted into common stock and (B) the number of shares of common stock issuable upon conversion of a share of Series A Preferred, in each case calculated on the record date for determination of holders entitled to receive such dividend.

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, each share of Series A Preferred shall automatically be converted into shares of the Company’s common stock at the then applicable conversion rate determined. In the case of a Deemed Liquidation Event, as defined in the Certificate of Designation, each share of Series A Preferred shall automatically be converted into shares of common stock at the then applicable conversion rate, except that the Series A Conversion Price was equal to the per share Series A Stated Value, as amended.

The Series A Preferred also contains certain protection provisions, as defined.

In any matter presented to the shareholders of the Company for their action or consideration at any meeting of shareholders of the Company (or by written consent of shareholders in lieu of meeting), each holder of outstanding shares of Series A Preferred shall be entitled to cast the number of votes equal to the number of whole shares of common stock into which the shares of Series A Preferred held by such holder are convertible as of the record date for determining shareholders entitled to vote on such matter. Except as provided by law or by the other provisions of the Articles of Incorporation, holders of Series A Preferred shall vote together with the holders of common stock as a single class.

The Series A Preferred were evaluated to determine whether temporary or permanent equity classification on the consolidated balance sheet was appropriate, as per the terms of the Series A Preferred Certificate of Designation, the Series A Preferred is not redeemable for cash. As such, the Series A Preferred is classified as permanent equity. The Company concluded that the conversion rights under the Series A Preferred were clearly and closely related to the equity host instrument, accordingly the conversion rights feature on the Series A Preferred were not considered as embedded derivative that required bifurcation.

On June 7, 2022, in connection with the acquisition of 100% of the Safe-Pro USA, the Company issued 3,000,000 shares of Series A preferred stock.

On August 28, 2024, in conjunction with the Company’s initial public offering, the Series A Preferred shares were converted into 1,500,000 shares of common stock.

SAFE PRO GROUP INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

Series B Preferred Stock

On August 29, 2022, the Company’s board of directors approved an Amendment to its Articles of Incorporation to designate a series of preferred stock, the Series B Convertible Preferred Stock (the “Series B Preferred”). The Series B Preferred Certificate of Designation became effective on January 30, 2023 with the Secretary of State of the State of Delaware. The Series B Preferred Certificate of Designations established 3,275,000 shares of the Series B Convertible Preferred Stock (the “Series B Preferred”), par value $0.0001, having such designations, preferences, and rights as determined by the Company’s Board of Directors in its sole discretion, in accordance with the Company’s Articles of Incorporation and Amended and Restated Bylaws.

Each share of Series B Preferred shall have a stated value of $2.00 per share (the “Series B Stated Value”).

Each share of Series B Preferred is convertible into that number of common shares equal to the Series B Stated Value divided by the Fair Market Value of the common stock. The Series B Stated Value is $2.00 per share and the Fair Market Value is equal to the average of the closing price for the Company’s common stock, a National Market Exchange, for the 20 trading days prior to conversion or in the case of an initial public offering the initial listing price. The Series B Preferred has voting rights equal to the number of common shares into which it may convert. The conversion rights of Series B Preferred are contingent upon the Company’s completion of the initial public offering and/or listing on a National Market Exchange.

The holders of the Series B Preferred shall be entitled to any dividend that is payable to the holders of the Company’s common stock. The holders of the Series B Preferred then outstanding shall first receive, or simultaneously receive, a dividend on each outstanding share of Series B Preferred in an amount at least equal to (i) in the case of a dividend on common stock or any class or series that is convertible into common stock, that dividend per Share of Series B Preferred as would equal the product of (A) the dividend payable on each share of such class or series determined, if applicable, as if all shares of such class or series had been converted into common stock and (B) the number of shares of common stock issuable upon conversion of a share of Series A Preferred, in each case calculated on the record date for determination of holders entitled to receive such dividend.

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, each share of Series B Preferred shall automatically be converted into shares of the Company’s common stock at the then applicable conversion rate determined in accordance with the Series B Preferred Certificate of Designation. In the case of a Deemed Liquidation Event, as defined in the Certificate of Designation, each share of Series B Preferred shall automatically be converted into shares of common stock at the Series B Conversion Price equal to $2.00 per share.

In any matter presented to the shareholders of the Company for their action or consideration at any meeting of shareholders of the Company (or by written consent of shareholders in lieu of meeting), each holder of outstanding shares of Series B Preferred shall be entitled to cast the number of votes equal to the number of whole shares of common stock into which the shares of Series B Preferred held by such holder are convertible as of the record date for determining shareholders entitled to vote on such matter. Except as provided by law or by the other provisions of the Articles of Incorporation, holders of Series B Preferred shall vote together with the holders of common stock as a single class.

The Series B Preferred also contains certain protection provisions, as defined.

The Series B Preferred were evaluated to determine whether temporary or permanent equity classification on the consolidated balance sheet was appropriate. As per the terms of the Series B Preferred Certificate of Designation, Series B Preferred is not redeemable for cash. As such, the Series B Preferred is classified as permanent equity. The Company concluded that the conversion rights under the Series B Preferred were clearly and closely related to the equity host instrument. Accordingly, the conversion rights feature on the Series B Preferred were not considered an embedded derivative that required bifurcation.

On August 29, 2022, in connection with the acquisition of 100% of Airborne Response, the Company issued 3,275,000 share of Series B preferred stock.

On August 27, 2024, in conjunction with the Company’s initial public offering, the Series B Preferred shares were converted into 1,310,000 shares of common stock.

Common Stock

Common stock issued for cash

On August 29, 2024, the Company consummated its initial public offering (“IPO”), 1,020,000 shares of common stock were offered at $5.00 per share, pursuant to the Company’s registration statement on Form S-1, as amended (the “Registration Statement”). The Company received net proceeds of $4,179,500 in connection with the IPO.

Common stock issued for stock-based compensation

During the year ended December 31, 2024, the Company issued 789,199 shares of common stock, in the aggregate, for services rendered. The Company valued these shares at $2,852,648, in the aggregate, which was recorded as general and administrative expense in the Company’s consolidated statement of operations.

SAFE PRO GROUP INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

During the year ended December 31, 2023, the Company issued 625,000 shares of common stock, in the aggregate, for services rendered. The Company valued these shares at $1,221,500, or $1.94 to $1.96 per share based on sales of common stock units in recent private placements. In connection with these shares, during the year ended December 31, 2023, the Company recorded stock-based compensation of $979,000 and stock-based professional fees of $242,500, which was recorded as general and administrative expense in the Company’s consolidated statement of operations.

During the year ended December 31, 2022, the Company issued 1,615,000 shares of common stock for services rendered for compensation and professional fees. The Company valued these common shares at the fair value of $2,395,200, at a range from $1.00 per share to $1.94 per share based on sales of common stock and common stock units in recent private placements. The shares are considered issued and outstanding as of January 1, 2023 as they were issued and have voting and dividend rights. The vesting of the 1,615,000 shares of common stock was amended to be contingent upon an IPO event of the Company occurring. Since these common shares are contingent on the occurrence of an event for which probability could not be determined, no compensation cost would be recognized related to these shares of common stock until the occurrence of the IPO event. On November 1, 2023 the board approved the vesting of 730,000 of the 2022 stock awards for total compensation of $730,000. In addition, on December 31, 2023 the board approved the vesting of 790,000 of the 2022 stock awards for a total compensation of $1,532,600. In addition, there were 95,000 shares of the 2022 stock awards valued at $132,600 that vested in 2023 pursuant to other conditions. The December 31, 2023 Board resolution included 145,000 shares from 2023 stock awards valued at $281,300 compensation (included in the 625,000 shares for services disclosed in the paragraph below) for a total of 935,000 shares for a total compensation of $1,813,900. For the year ended December 31, 2023, the Company recorded $2,395,200 for the accretion of stock-based compensation and professional fees related to these shares.

Common stock and warrants issued for cash

During the year ended December 31, 2024, the Company completed a private placement of 152,813 Units for proceeds of $489,002, in the aggregate, or $3.20 per Unit. Each Unit consisted of one share of common stock and one common stock purchase warrant. Of the 152,813 warrants issued, 51,249 warrants have an exercise price of $1.00 and 101,564 warrants have an exercise price of $3.20. The warrants are exercisable for three years from the date of issuance.

During the year ended December 31, 2023, the Company completed a private placement of 314,141 Units for aggregate proceeds of $1,005,249, or $3.20 per Unit. Each Unit consisted of one share of common stock and one common stock purchase warrant of the Company. Each warrant entitles the holder thereof to acquire one share of common stock of the Company for a price of $1.00 for a period of 3 years from the date of issuance.

In connection with the Units issued for cash at $3.20 per unit in 2022 and 2023, as discussed above, at any time during the 12 months following the acceptance of the investor’s subscription by the Company (the “Protection Period”), should the Company sell shares of its common stock or securities convertible into shares of its common stock for less than the Per Share Purchase Price (the “New Purchase Price”), except for issuances pursuant to a stock award program for bona fide services provided to Company, the Company shall issue that number of additional shares of its common stock to the Subscriber such that the number of shares of common stock issued to the Subscriber (the Subscribed Shares plus the additional shares divided by the Subscription Proceeds is equal to the New Purchase Price. Additionally, should the Company have an IPO or become public through a reverse merger or similar transaction where the Company and its shareholders represent the controlling interest in the public company during the Protection Period, the Company covenants that if the price per share at the IPO (the “IPO Price”) is less than $5.00 per share (after giving effect to any split or consolidation) then the Company shall issue to the Subscriber that number of Shares so that the value of the Subscribers subscribed for shares shall be equal to not less than $5.00 per share.

Common stock issued for asset acquisition

On March 9, 2023, the Company entered into and closed on a Share Exchange Agreement (the “Share Exchange Agreement”) with (i) Safe Pro AI and (ii) the members of Safe Pro AI. Pursuant to the Share Exchange Agreement, the Company acquired 100% of the member interests of Safe Pro AI in exchange for 281,250 shares of common stock, These shares were valued at $545,625, or $1.94 per share, on the measurement date based on recent sales of units of common stock and warrants, and the acquired asset was recorded as an intangible asset on the accompanying consolidated balance sheets (See Note 3).

SAFE PRO GROUP INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

Contributed services

On December 31, 2023, Mr. Erdberg and Mr. Todd agreed to forgive the aggregate accrued salary of $210,000, which has been recorded as contributed capital. Additionally, their Airborne Response accrued employment agreements were extended for an additional year.

Representative warrants

In connection with the IPO, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with Dawson James Securities, Inc., as representative of the underwriters listed on Schedule I thereto (the “Underwriters”). Pursuant to the Underwriting Agreement, the Company issued a common stock purchase warrant to the Underwriter for the purchase of 51,000 shares of common stock at an exercise price of $6.25, subject to adjustments (the “Warrant”). The Warrant will be exercisable at any time and from time to time, in whole or in part, during the period commencing on March 1, 2025, and ending on August 28, 2029 and may be exercised on a cashless basis under certain circumstances. The Warrant provides for registration rights (including piggyback rights) and customary anti-dilution provisions (for share dividends and splits and recapitalizations) and anti-dilution protection (adjustment in the price of the Warrant and the number of shares underlying the Warrant) resulting from corporate events (which would include dividends, reorganization, mergers and similar events). The Warrant and the common stock underlying the Warrant were registered as a part of the Registration Statement.

Warrants

During the year ended December 31, 2024, the Company issued 775,237 common stock upon the exercise of 775,237 warrants, in the aggregate, for gross proceeds of $878,708.

During the year ended December 31, 2023, the Company completed a private placement of 314,141 Units for aggregate proceeds of $1,005,249, or $3.20 per Unit. Each Unit consisted of one common share and one common share purchase warrant of the Company for an aggregate of 314,141 warrants. Each warrant entitles the holder thereof to acquire one common share of the Company for a price of $1.00 for a period of 3 years from the date of issuance.

A summary of the status of the Company’s total outstanding warrants and changes during the years ending December 31, 2024 and 2023 are as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (1)
Balance Outstanding on December 31, 2022	148,438	$1.00	3.0	$139,532
Issued	462,579	1.00	3.0	-
Balance Outstanding on December 31, 2023	611,017	1.00	2.5	574,356
Issued	289,751	2.70	3.0	-
Exercised	(775,237)	1.13
Balance Outstanding on December 31, 2024	125,531	4.09	3.26	90,952
Exercisable, December 31, 2024	125,531	$4.09	3.26	$90,952

(1)	The aggregate intrinsic value on December 31, 2023 and December 31, 2022, was calculated based on the difference between the calculated fair value on December 31, 2023 and December 31, 2022, of $1.94 and the exercise price of the underlying warrants. The balance on December 31, 2024, had an intrinsic value per share of $3.83, which is representative of the closing price of the Company’s common stock on Nasdaq market exchange on such date.

The Company determined that the warrants do not meet the definition of liability under FASB ASC Topic 480 and therefore classified the warrants as equity instruments.

SAFE PRO GROUP INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

Warrants issued for convertible debt

During the year ended December 31, 2024, the Company entered into convertible note agreements with investors pursuant to which the Company issued and sold to the Investors (i) convertible notes in the principal amount of $275,001 and (ii) warrants to purchase up to 85,938 shares of the Company’s common stock at an initial exercise price of $1.00, subject to adjustment.

During the year ended December 31, 2023, the Company entered into a convertible note agreement with an investor whereby the Company issued and sold to the Investor (i) convertible note in the principal amount of $475,000 and (ii) warrants to purchase up to 148,538 shares of the Company’s common stock at an initial exercise price of $1.00, subject to adjustment.

Options

A summary of the Company’s stock option activity is as follows:

	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Contractual Life (Years)	Intrinsic Value
Outstanding at December 31, 2023	-	$-	-	-
Granted	-	-	-	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Outstanding at December 31, 2023	-	-	-	-
Granted	322,500	3.40	5.0	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Outstanding at December 31, 2024	322,500	$3.40	4.97	$138,675

For the year ended December 31, 2024 and 2023, the Company recorded $241,336 and $0, respectively, for stock-based compensation expense related to stock options. As of December 31, 2024, unamortized stock-based compensation for stock options was $242,132 to be recognized through December 31, 2025.

The options granted during the years ended December 31, 2024 were valued using the Black-Scholes option pricing model using the following weighted average assumptions:

December 31, 2024
Expected term, in years	4.06
Expected volatility	50.45%
Risk-free interest rate	4.39%
Dividend yield	-

2022 Equity Incentive Plan

On July 1, 2022, the Company’s Board of Directors authorized and adopted the 2022 Equity Incentive Plan (the “2022 Plan”) and reserved 5,000,000 shares of common stock for issuance thereunder. The 2022 Plan provides for the issuance of incentive stock options, non-statutory stock options, restricted stock, restricted stock units (“RSUs”), and other stock-based awards. During the year ended December 31, 2024 and 2023, 1,082,500 and 595,000 of the Company’s common shares were issued for services pursuant to the 2022 Plan, respectively. As of December 31, 2024 and 2023, the Company had 2,522,500 and 3,575,000, respectively, shares available for issuance under the 2022 Plan.

SAFE PRO GROUP INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023